Organization	12 Months Ended
Dec. 31, 2017
Organization

(1)	Organization
Allianz Life Insurance Company of North America (the Company) is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA or parent company), which is a wholly-owned subsidiary of Allianz Europe, B.V. Allianz Europe, B.V. is a wholly-owned subsidiary of Allianz SE. Allianz SE is a European company registered in Munich, Germany, and is the Company’s ultimate parent.
The Company is a life insurance company licensed to sell annuity, group and individual life, and group and individual accident and health policies in the United States, Canada, and several U.S. territories. Based on statutory net premium written, the Company's business is predominately annuity. The annuity business consists of fixed-indexed, variable, variable-indexed, and fixed annuities. The life business consists of both individual and group life. Life business includes products with guaranteed premiums and benefits and consists principally of universal life policies, fixed-indexed universal life policies, term insurance policies, and limited payment contracts. Accident and health business is primarily comprised of closed blocks of long-term care (LTC) insurance. The Company’s primary distribution channels are through independent agents, broker-dealers, banks, and third-party marketing organizations.